Finance income, net	12 Months Ended
Mar. 31, 2025
Finance expense income [Abstract]
Finance income, net
24.
Finance income, net

Finance income, net consists of the following:

	For the Year Ended March 31,
	2025		2024		2023
In t e r e s t i n c o me	Rs.	2,677	Rs.	2,278	Rs.	1,180
Fair value changes and profit on sale of financial instruments measured at FVTPL, net		3,554		3,149		876
F or e i gn e x c h a nge g a i n, net		1,322		278		2,225
Finance income (A)	Rs.	7,553	Rs.	5,705	Rs.	4,281
In t e r e s t e xp e n s e	Rs.	(2,829)	Rs.	(1,711)	Rs.	(1,428)
Finance expense (B)	Rs.	(2,829)	Rs.	(1,711)	Rs.	(1,428)
Finance income, net [(A)+(B)]	Rs.	4,724	Rs.	3,994	Rs.	2,853